Trade and Other Payables	12 Months Ended
Jun. 30, 2019
Trade and other payables [abstract]
Trade and Other Payables

Note 11. Trade and Other Payables

	30 June 2019 AUD$	30 June 2018 AUD$

Current
Trade payables	715,115	216,938
Accrued expenses	355,825	435,280
Other payables	20,979	37,108
Total	1,091,919	689,326

Convertible Notes:

The outstanding balance of $226,000 convertible note as at 30 June 2017 was repaid during July 2017 and August 2017 with the liability being fully extinguished by 10 September 2017. The balance as at 30 June 2018 and 30 June 2019 was nil.

Borrowings:

The financed insurance policies with a balance of $139,864 as at 30 June 2017 were fully repaid by the Company during 2018. The balance as at 30 June 2018 and 30 June 2019 was nil.